Share equity incentive plans - Narrative (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) h $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value (in dollars per share) | $ / shares	$ 0	$ 10.34
Dividend yield	0.00%
Exercised options, intrinsic value	$ 8,212	$ 23,122	$ 6,440
Options, vested, grant date fair value	9,593	$ 6,266
Unrecognized compensation cost	$ 9,591
Unrecognized compensation, period of recognition		1 year 8 months 23 days
Hours per week (more than) | h	20
Months per year (more than)	5 months
Voting rights limit	5.00%
Share capital limit, value	$ 25
Incremental share-based compensation expense	$ 16,987	$ 11,171	$ 4,800
Outstanding share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years
Dividend yield		0.00%
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	10 years
Unrecognized compensation, period of recognition	3 years 1 month 9 days
Compensation cost not yet recognized	$ 26,011
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation, period of recognition	4 months 24 days
ESPP, shares purchased (in shares) | shares	357,508
Shares remaining available for grant (in shares) | shares	2,390,946
Incremental share-based compensation expense	$ 1,243	$ 108
Compensation cost related to ESPP, not yet recognized	$ 275
Plan 2010 And Plan 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for issuance (in shares) | shares	17,339,974
Plan ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for issuance (in shares) | shares	2,000,000
Increase as % of total shares	1.00%
Increase in number of shares | shares	3,000,000
Plan 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for issuance (in shares) | shares	1,300,000
Increase as % of total shares	5.00%